Benefit Plans, Long-Term Target Allocations (Details)	12 Months Ended
Dec. 31, 2019
Defined Benefit Plan, Plan with Accumulated Benefit Obligation in Excess of Plan Assets [Abstract]
Percentage of U.S. and U.K pension plans in total benefit obligation	73.00%
Percentage of U.S. and U.K pension plans in total plan assets	89.00%
U.S. Plans [Member]
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Long-term target allocation	100.00%
U.S. Plans [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Long-term target allocation	0.00%
U.S. Plans [Member] | Equity [Member]
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Long-term target allocation	0.00%
U.S. Plans [Member] | Fixed Income [Member]
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Long-term target allocation	100.00%
U.S. Plans [Member] | Real Estate and Other [Member]
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Long-term target allocation	0.00%
UK Plan [Member]
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Long-term target allocation	100.00%
UK Plan [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Long-term target allocation	0.00%
UK Plan [Member] | Equity [Member]
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Long-term target allocation	40.00%
UK Plan [Member] | Fixed Income [Member]
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Long-term target allocation	30.00%
UK Plan [Member] | Real Estate and Other [Member]
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Long-term target allocation	30.00%